PREPAID EXPENSES AND OTHER CURRENT ASSETS - Summary (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 1,865	$ 15
Other prepaid expenses	788	912
Deposits	89	0
Total prepaid expenses and other current assets	$ 2,742	$ 927	[1]

[1]	Derived from audited consolidated financial statements